Risk/Return Summary - FormulaFolios US Equity Portfolio	Total
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The FormulaFolios US Equity Portfolio (the “Portfolio”) seeks to achieve long-term capital appreciation.
Expense [Heading]	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	FormulaFolios US Equity Portfolio Class 1 Shares
Management Fees	0.87%
Distribution and Service (Rule 12b-1) Fees	1.00%
Other Expenses	58.86%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Portfolio Operating Expenses	60.75%
Fee Waiver/Expense Reimbursement	(58.61%)
Total Annual Portfolio Operating Expenses After Fee Waiver/Expense Reimbursement	2.15%	[2]
[1]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Portfolio and is not a direct expense incurred by the Portfolio or deducted from the Portfolio assets. Since this number does not represent a direct operating expense of the Portfolio, the operating expenses set forth in the Portfolio's financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between FormulaFolio Investments LLC (the "Adviser") and the Portfolio, the Adviser has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Portfolio do not exceed 2.12% of the Portfolio's average net assets, for Class 1 shares through April 30, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Portfolio for fees it waived and portfolio expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example	One Year	Three Years	Five Years	Ten Years
FormulaFolios US Equity Portfolio | Class 1 Shares | USD ($)	217	6,718	7,991	8,296

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 542% of the average value of the Portfolio.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

Under normal market conditions, the Portfolio pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies based in the United States. The Adviser considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Portfolio invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Portfolio is actively managed by the Adviser and the Adviser uses a proprietary quantitative three factor model designed to select up to 50 stocks from the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest publicly traded U.S. companies based on total market capitalization. While the Adviser is mindful of sector and industry weightings, the Portfolio does not have targeted industry exposures. The Portfolio will typically hold 40-50 individual US equities and the target market capitalization per holding is $5 billion or greater. While the Portfolio primarily invests its assets in the securities of large capitalization companies, the Portfolio may also invest in equity securities of small and mid-cap companies.

Risk [Heading]	Principal Risks.
Risk Narrative [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Equity Securities Risk. The Portfolio invests in common stock which subjects the Portfolio and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Portfolio invests. There is risk that these and other factors may adversely affect the Portfolio’s performance. You could lose money by investing in the Portfolio.

• Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Management Risk. Management risk is the risk that the investment process used by the Portfolio’s portfolio manager could fail to achieve the Portfolio’s investment goal and cause an investment in the Portfolio to lose value.

• Mid-Cap Company Risk. The risk that the mid-cap companies in which the Portfolio may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Portfolio Turnover Risk. The Portfolio may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Portfolio. Shareholders may pay tax on such capital gains.

• Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart illustrates the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns for each full calendar year since the Portfolio’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Remember, the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling the Portfolio toll-free at 1-855-907-3233.

Bar Chart [Heading]	Class 1 Shares Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 10.42% (for the quarter ended March 31, 2019). The worst performance was -13.75% (for the quarter ended December 31, 2018).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance [Table]
Average Annual Total Returns - FormulaFolios US Equity Portfolio	Label	One Year	Life of Fund		Inception Date
Class 1 Shares	Return Before Taxes	15.90%	4.67%	[1]	Jul. 13, 2016
Class 1 Shares | Return After Taxes on Distributions		15.90%	(1.41%)
Class 1 Shares | Return After Taxes on Distributions and Sale of Fund Shares		9.41%	1.11%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		31.49%	14.70%
Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)		31.02%	14.34%
[1]	FormulaFolios US Equity Portfolio commenced investment operations July 13, 2016.

Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Portfolio in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Portfolio’s returns, the indexes do not reflect any fees or expenses.

The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization. Investors may not invest directly; unlike the Portfolio’s returns, the indexes do not reflect any fees or expenses.